Key Management Personnel Compensation (Tables)	12 Months Ended
Jun. 30, 2025
Key Management Personnel Compensation [Abstract]
Schedule of Key Management Personnel Compensation

The aggregate compensation made to Directors and Other Key Management Personnel of the Company is set out below:

	30 June 2025	30 June 2024	30 June 2023
	A$	A$	A$

Key Management Personnel Compensation
Short-term employee benefits	1,567,997	1,637,409	1,394,154
Post-employment benefits	154,188	158,080	5,283
Long-term benefits	18,625	10,607	8,110
Share-based payment expenses to KMP and their related entities	290,830	3,300	200,753
Total Key Management Personnel Compensation	2,031,640	1,809,396	1,608,300